Revenue - Schedule of Revenue from Energy Supply (Details) R$ in Millions, MW in Millions		12 Months Ended
		Dec. 31, 2023 BRL (R$) MW	Dec. 31, 2022 BRL (R$) MW	Dec. 31, 2021 BRL (R$) MW
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	[1]	45,769	44,865	43,229
Revenue from sale of electricity		R$ 27,277	R$ 26,365	R$ 26,665
Own consumption | MW	[1]	30	31	33
Unbilled revenue		R$ 166	R$ (189)	R$ (14)
Supply of electricity including own consumption and not invoiced | MW	[1]	45,799	44,896	43,262
Supply of electricity including own consumption and not invoiced		R$ 27,443	R$ 26,176	R$ 26,651
Wholesale supply to other concession holders | MW	[1]	17,328	16,777	10,825
Wholesale supply to other concession holders	[1]	R$ 4,183	R$ 3,894	R$ 3,023
Wholesale supply unbilled, net		R$ 45	R$ 88	R$ (55)
Total | MW	[1]	63,127	61,673	54,087
Revenue from sale of electricity		R$ 31,671	R$ 30,158	R$ 29,619
Residential [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	[1]	12,092	11,217	11,186
Revenue from sale of electricity		R$ 10,794	R$ 10,133	R$ 11,124
Industrial [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	[1]	18,088	18,204	16,361
Revenue from sale of electricity		R$ 5,903	R$ 5,991	R$ 5,275
Commercial, services and others [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	[1]	9,469	8,957	8,334
Revenue from sale of electricity		R$ 6,314	R$ 6,155	R$ 5,520
Rural [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	[1]	3,063	3,093	3,975
Revenue from sale of electricity		R$ 2,238	R$ 2,050	R$ 2,566
Public authorities [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	[1]	956	856	729
Revenue from sale of electricity		R$ 786	R$ 660	R$ 583
Public lighting [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	[1]	1,056	1,138	1,226
Revenue from sale of electricity		R$ 498	R$ 535	R$ 718
Public services [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	[1]	1,045	1,400	1,418
Revenue from sale of electricity		R$ 744	R$ 841	R$ 879

[1]	Data not audited by external auditors.